INTERIM CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Subscriptions Receivable	Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2019	0
Beginning balance, amount at Jun. 30, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Shares issued to founders for services, shares	8,000,000
Shares issued to founders for services, amount	$ 8,000				8,000
Private placement, shares	3,406,236
Private placement, amount	$ 3,406	166,906	(24,500)	0	145,812
Shares issued for services, shares	1,000,000
Shares issued for services, amount	$ 1,000	9,000			10,000
Shares issued for cash, shares	3,406,236
Shares issued for cash, amount	$ 3,406	166,906	(24,500)	0	145,812
Shares issued as transaction costs for debt, amount					0
Equity portion of convertible debt					0
Warrants issued with convertible debts					0
Net loss for the period				(77,202)	(77,202)
Ending balance, shares at Jun. 30, 2020	12,406,236
Ending balance, amount at Jun. 30, 2020	$ 12,406	175,906	(24,500)	(77,202)	86,610
Shares issued as prepaid expense, shares	300,248
Shares issued as prepaid expense, amount	$ 300	74,762			75,062
Shares issued for settlement of debt, shares	51,085
Shares issued for settlement of debt, amount	$ 51	38,449			38,500
Private placement, shares	5,041,190
Private placement, amount	$ 5,041	1,155,256	14,000		1,174,298
Shares issued for services, shares	299,752
Shares issued for services, amount	$ 300	74,638			74,938
Shares issued for cash, shares	5,041,190
Shares issued for cash, amount	$ 5,041	1,155,256	14,000		1,174,298
Shares issued as transaction costs for debt, shares	198,000
Shares issued as transaction costs for debt, amount	$ 198	32,802			33,000
Equity portion of convertible debt		10,167			10,167
Warrants issued with convertible debts		158,651			158,651
Net loss for the period				(923,180)	(923,180)
Ending balance, shares at Jun. 30, 2021	18,296,511
Ending balance, amount at Jun. 30, 2021	$ 18,297	$ 1,720,631	$ (10,500)	$ (1,000,382)	$ 728,046